Share capital (Tables)	3 Months Ended
Nov. 30, 2021
Disclosure of classes of share capital [abstract]
Schedule of Shares Issued and Outstanding

	Shares	Consideration
	#	$

Balance, August 31, 2020	7,746,136	69,380,807
Shares issued on vesting of RSUs	66,666	410,189
Convertible debt conversion	36,666	164,343
Common shares issued on exercise of warrants	7,166	56,079
Balance, November 30, 2020	7,856,634	70,011,418

	Shares	Consideration
	#	$

Balance, August 31, 2021	15,543,309	122,741,230
Shares issued on vesting of RSUs	91,635	681,759
Balance, November 30, 2021	15,634,944	123,422,989